CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2012
CASH AND CASH EQUIVALENTS [Text Block]

NOTE 3 — CASH AND CASH EQUIVALENTS

Cash and cash equivalent as of June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012	December 31,
	(Unaudited)	2011
Cash on hand	$57,065	$5,996
Cash in bank	8,467,975	2,759,157
Restricted cash	9,502,241	-

Total cash and cash equivalents	$18,027,281	$2,765,153

The restricted cash balance as of June 30, 2012 represents deposit paid to bank for opening up 3-month period bank acceptance bills which require 100% deposit.